Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
U.S. Dollar-denominated interest rate swaps 1 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	$ 404,464
Fair Value / Carrying Amount of Asset / (Liability)	(66,829)
Weighted-Average Remaining Term (Years)	23 years 1 month 6 days
Fixed Interest Rate	4.90%
U.S. Dollar-denominated interest rate swaps 2 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	3,217,495
Fair Value / Carrying Amount of Asset / (Liability)	(306,428)
Weighted-Average Remaining Term (Years)	6 years 6 months
Fixed Interest Rate	3.80%
U.S. Dollar-denominated interest rate swaps 3 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	300,000
Fair Value / Carrying Amount of Asset / (Liability)	4,735
Weighted-Average Remaining Term (Years)	2 months 12 days
Fixed Interest Rate	1.70%
U.S. Dollar-denominated interest rate swaps 4 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	469,011
Fair Value / Carrying Amount of Asset / (Liability)	81,118
Weighted-Average Remaining Term (Years)	23 years 1 month 6 days
Fixed Interest Rate	4.80%
Euro-denominated interest rate swaps [Member]
Derivative [Line Items]
Interest Rate Index	EURIBOR
Principal Amount	340,221
Fair Value / Carrying Amount of Asset / (Liability)	(31,651)
Weighted-Average Remaining Term (Years)	7 years
Fixed Interest Rate	3.10%
Interest rate swap agreements [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (319,055)